Financial Instruments - Fair Values - Summary of Fair Values of Financial Assets And Financial Liabilities As Follows (Detail) - EUR (€) € in Thousands		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 2 [Member] | Private Warrants
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Total		€ 12,988
Fair Value		12,988
FVTPL	[1]	12,988
Loan receivables [Member] | Level 3 [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial Assets at amortised cost		29,724	€ 29,998
Total		29,724	29,998
Fair Value		€ 30,535	30,231
Cash guarantees and deposits [Member] | Level 1 [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial Assets at amortised cost			9,364	€ 6,963
Total			€ 9,364	€ 6,963

[1]	FVTPL stands for fair value through profit and loss